Significant capital and funding transactions (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Summary of Common Shares Issued

	For the three months ended
	April 30, 2025		April 30, 2024
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	158	$14	228	$22
Issued in connection with dividend reinvestment plan (2)	–	–	5,715	740
Purchased for cancellation (3)	(3,013)	(45)	–	–
	(2,855)	$(31)	5,943	$762

	For the six months ended
	April 30, 2025		April 30, 2024
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	374	$36	628	$60
Issued in connection with dividend reinvestment plan (2)	–	–	11,850	1,460
Purchased for cancellation (3)	(4,955)	(74)	–	–
	(4,581)	$(38)	12,478	$1,520

(1)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(2)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and six months ended April 30, 2025 our DRIP requirements were satisfied through open market share purchases. During the three and six months ended April 30, 2024 our DRIP requirements were satisfied through shares issued from treasury.
(3)	During the three months ended April 30, 2025, under the NCIB we purchased for cancellation common shares at a total fair value of $488 million (average cost of $162.10 per share), with a book value of $45 million (book value of $14.87 per share). During the six months ended April 30, 2025, under the NCIB we purchased for cancellation common shares at a total fair value of $
826
million (average cost of $166.76 per share), with a book value of $
74
million (book value of $14.86 per share). During the three and six months ended April 30, 2024, we did not have an active NCIB and therefore we did not purchase any common shares for cancellation.